[The American Funds Group(r)]
THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

ANNUAL REPORT
for the year ended September 30, 1999

[cover illustration:  three different colored eggs in a bird's nest]


THE CASH MANAGEMENT TRUST OF AMERICA,(R) THE U.S. TREASURY MONEY FUND OF AMERICA(SM) AND THE TAX-EXEMPT MONEY FUND OF AMERICA(SM) ARE THREE OF THE 29 MUTUAL FUNDS IN THE AMERICAN FUNDS GROUP,(R) THE NATION'S THIRD-LARGEST MUTUAL FUND FAMILY. FOR MORE THAN SIX DECADES, CAPITAL RESEARCH AND MANAGEMENT COMPANY, THE AMERICAN FUNDS ADVISER, HAS INVESTED WITH A LONG-TERM FOCUS BASED ON THOROUGH RESEARCH AND ATTENTION TO RISK.


THE CASH MANAGEMENT TRUST OF AMERICA

The Cash Management Trust of America seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.


THE U.S. TREASURY MONEY FUND OF AMERICA

The U.S. Treasury Money Fund of America seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.


THE TAX-EXEMPT MONEY FUND OF AMERICA

The Tax-Exempt Money Fund of America seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.


SEVEN-DAY ANNUALIZED RATES/1/
For the months ended September 30, 1994-September 30, 1999

[begin line chart]

                       Cash Management        U.S. Treasury          Tax-Exempt             Tax-Exempt
                       Trust                  Money Fund             Money Fund             Money Fund
                                                                                            (Taxable Equiv-
                                                                                            alent yield)

Sep - 94               4.17                   3.86                   2.56                   4.24

Oct                    4.40                   4.02                   2.66                   4.40

Nov                    4.63                   4.33                   2.98                   4.90

Dec                    5.34                   4.78                   3.75                   6.21

Jan                    5.35                   4.85                   2.95                   4.88

Feb                    0.46                   4.98                   3.45                   5.71

Mar                    5.57                   5.15                   3.33                   5.51

Apr                    5.54                   5.13                   3.54                   5.86

May                    5.52                   5.07                   3.48                   5.76

Jun                    5.44                   5.03                   3.14                   5.20

Jul                    5.31                   4.98                   2.80                   4.64

Aug                    5.29                   4.86                   3.00                   4.97

Sep - 95               5.26                   4.86                   3.19                   5.28

Oct                    5.27                   4.85                   3.11                   5.15

Nov                    5.30                   4.75                   3.12                   5.17

Dec                    5.14                   4.68                   3.36                   5.56

Jan                    5.08                   4.62                   2.75                   4.55

Feb                    4.78                   4.43                   2.68                   4.44

Mar                    4.77                   4.41                   2.67                   4.42

Apr                    4.89                   4.53                   2.89                   4.78

May                    4.79                   4.39                   2.93                   4.85

Jun                    4.77                   4.47                   2.80                   4.64

Jul                    4.80                   4.53                   2.80                   4.64

Aug                    4.76                   4.53                   2.82                   4.67

Sep - 96               4.82                   4.57                   2.93                   4.85

Oct                    4.75                   4.50                   2.81                   4.65

Nov                    4.72                   4.44                   2.88                   4.77

Dec                    4.87                   4.38                   3.03                   5.02

Jan                    4.77                   4.39                   2.80                   4.64

Feb                    4.63                   4.40                   2.75                   4.55

Mar                    4.85                   4.69                   2.74                   4.54

Apr                    5.06                   4.86                   3.11                   5.15

May                    5.11                   4.87                   3.09                   5.12

Jun                    5.13                   4.76                   3.13                   5.18

Jul                    5.05                   4.78                   3.04                   5.03

Aug                    5.04                   4.67                   2.93                   4.85

Sep - 97               5.07                   4.45                   3.11                   5.15

Oct                    5.03                   4.62                   3.08                   5.10

Nov                    4.91                   4.66                   3.11                   5.15

Dec                    5.36                   4.70                   3.20                   5.30

Jan                    5.03                   4.39                   2.94                   4.87

Feb                    4.95                   4.43                   2.76                   4.57

Mar                    5.03                   4.57                   2.92                   4.83

Apr                    4.84                   4.35                   3.06                   5.07

May                    5.05                   4.48                   2.85                   4.72

Jun                    5.09                   4.38                   2.93                   4.85

Jul                    4.97                   4.43                   2.90                   4.80

Aug                    4.94                   4.38                   2.80                   4.64

Sep - 98               4.99                   4.35                   2.88                   4.77

Oct                    4.74                   3.81                   2.55                   4.22

Nov                    4.49                   3.72                   2.48                   4.11

Dec                    4.73                   3.89                   2.62                   4.34

Jan                    4.47                   3.80                   2.22                   3.68

Feb                    4.34                   3.83                   2.22                   3.68

Mar                    4.23                   3.83                   2.29                   3.79

Apr                    4.26                   3.75                   2.53                   4.19

May                    4.34                   3.82                   2.55                   4.22

Jun                    4.35                   3.79                   2.60                   4.30

Jul                    4.57                   4.00                   2.52                   4.17

Aug                    4.75                   4.24                   2.64                   4.37

Sep - 99               4.61                   4.32                   2.94                   4.80

[end chart]

The U.S. Treasury Money Fund of America/2/
The Tax-Exempt Money Fund of America (federally tax-free)/3/
The Tax-Exempt Money Fund of America (taxable equivalent yield)/4/


/1/Equivalent to Securities and Exchange Commission yield.

/2/Since income paid by The U.S. Treasury Money Fund of America is exempt from state and local taxes in most states, the fund's taxable equivalent yield would be higher than the rates shown in the chart.

/3/Results for The Tax-Exempt Money Fund of America reflect the effect of a partial management fee waiver. Without the waiver, results would have been lower during certain periods.

/4/Represents the fund's taxable equivalent yield calculated at the maximum 39.6% federal tax rate.

For current yields, please call American FundsLine(r), toll-free, at 800/325-3590; press 1 for yield information.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENTS RETURNS WILL VARY. ALTHOUGH THE FUNDS ATTEMPT TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO GUARANTEE THAT THEY WILL BE ABLE TO DO SO. THEREFORE, YOU MAY LOSE MONEY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income from The Tax-Exempt Money Fund of America may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.



FELLOW SHAREHOLDERS:

We reported to you a year ago during a period of turmoil for U.S. and world stock markets, an outgrowth of severe economic difficulties in Asia and Russia. The crisis has abated in Asian markets, reflecting investor confidence that recent economic reforms will prove effective. Russia, on the other hand, remains troubled.

Over your funds' fiscal year ended September 30, the U.S. economy continued to show remarkable strength along with surprisingly moderate inflation - a 2.6% increase as measured by the Consumer Price Index. The U.S. stock market also recorded strong growth during the period, reaching a peak in late August. Recent market volatility has again demonstrated the benefit of diversifying your investment portfolio to help offset movements in stock prices.

Interest rates on money market instruments moved down early in the funds' fiscal year and up later on. To help ease the impact of the economic crises still evident last fall, the Federal Reserve cut short-term interest rates three times from late September to mid-November. It left rates unchanged for seven months but moved to boost rates on June 30 and again on August 24, citing an improvement in foreign economies and brisk economic activity in the United States. The federal funds rate (the rate banks charge each other for overnight loans) stood at 5.25% at the end of the funds' fiscal year. On October 5, the Fed signaled a bias toward raising rates to combat inflationary pressures.

Your funds' seven-day yields (shown in the chart opposite) largely followed these interest rate trends. While current yields may seem low by historical standards, in a context of low inflation the funds still offered shareholders attractive real (inflation-adjusted) returns.*

THE FUNDS' RESULTS

THE CASH MANAGEMENT TRUST OF AMERICA provided an income return of 4.59% with dividends reinvested over the year ended September 30.

THE U.S. TREASURY MONEY FUND OF AMERICA produced a 12-month income return of 4.00% including reinvested dividends. Because all the fund's earnings are derived from investments in U.S. Treasury securities, the income paid by the fund is exempt from state and local taxes in most states.

THE TAX-EXEMPT MONEY FUND OF AMERICA generated a federally tax-free income return of 2.51% with dividends reinvested. This return is equivalent to a return of 4.16% for investors in the 39.6% federal tax bracket. A portion of this income may also be exempt from state and local taxes.


PREPARING FOR THE NEW MILLENNIUM

As the much-anticipated date of January 1, 2000 approaches, you may be anxious about computer or service problems related to Y2K. We are pleased to report that your funds' key service providers have updated all computer systems to process information properly in the new millennium. For more information about our compliance efforts, call American Funds Service Company at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

On pages 2 and 3, you can learn more about your funds' investment adviser, Capital Research and Management Company, and its approach to managing the 29 funds in the American Funds family. We appreciate your choice of an American Funds money market fund for your investment portfolio and look forward to reporting to you again in six months.

Cordially,

/s/Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Boards

/s/Abner D. Goldstine
Abner D. Goldstine
President

November 15, 1999

*The Tax-Exempt Money Fund of America's taxable equivalent yield in fiscal 1999 exceeded inflation for all tax brackets.



WHAT MAKES THE AMERICAN FUNDS DIFFERENT?

As a shareholder in any of our three money market funds, you are also a member of The American Funds Group, the nation's third-largest mutual fund family. You won't find us advertised, yet thousands of financial advisers recommend the American Funds for their clients' serious money - money set aside for education, a home, retirement and other important dreams.

What the 29 funds in our group have in common is a commitment to your best interests and the proven approach of our investment adviser, Capital Research and Management Company. In business since 1931, Capital's calling cards include:

A LONG TERM, VALUE-ORIENTED APPROACH:

Rather than follow short-term fads, we rely on our own intensive research to find well-managed companies with reasonably priced securities and solid, long-term value. Despite our size, we offer relatively few funds compared with many large fund families, allowing us to maintain a careful focus on our objectives and benefit from economies of scale.

A GLOBAL PERSPECTIVE:

We opened our first overseas office in 1962, well before most mutual funds began investing internationally. Today, the American Funds draw on one of the industry's most globally integrated research networks. We spend substantial resources getting to know companies and industries around the world.

A MULTIPLE PORTFOLIO COUNSELOR SYSTEM:

More than 40 years ago, we developed a strategy for managing investments that blends teamwork with individual accountability. Every American Fund is divided among a number of portfolio counselors, each of whom manages his or her portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time, this method has contributed to consistency of results and continuity of management.

EXPERIENCED INVESTMENT PROFESSIONALS:

Nearly 90% of the portfolio counselors who serve the American Funds were in the investment business before the stock market decline of October 1987. Long tenure and experience through a variety of market conditions mean we aren't "practicing" with your money.

A COMMITMENT TO LOW OPERATING EXPENSES:

You can't control market returns, but you can control what you invest in and how much you pay to own it. American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, helping keep transaction costs and tax consequences contained.

A PORTFOLIO FOR EVERY INVESTOR

[illustration:  three colored eggs in a bird's nest]

Most financial advisers suggest that investors balance their portfolios by investing across several types of investments. Which mix is right for you? That depends on a number of things - including your risk tolerance, investment time horizon and financial goals. In addition to our three money market funds, which seek stable monthly income through money market investments, The American Funds Group offers 26 funds with an array of investment objectives to help you and your financial adviser build a portfolio specifically tailored to your needs.

GROWTH FUNDS
Emphasis on long-term growth through stocks

AMCAP Fund(r)
EuroPacific Growth Fund(r)
The Growth Fund of America(r)
The New Economy Fund(r)
New Perspective Fund(r)
New World Fund(SM)
(SM)ALLCAP World Fund(r)

GROWTH-AND-INCOME FUNDS
Emphasis on long-term growth and dividends through stocks

American Mutual Fund(r)
Capital World Growth and Income Fund(SM)
Fundamental Investors(SM)
The Investment Company of America(r)
Washington Mutual Investors Fund(SM)

EQUITY-INCOME FUNDS
Emphasis on above-average income and growth through stocks and/or bonds

Capital Income Builder(r)
The Income Fund of America(r)

BALANCED FUND
Emphasis on long-term growth and current income through stocks and bonds

American Balanced Fund(r)

INCOME FUNDS
Emphasis on current income through bonds

American High-Income Trust(SM)
The Bond Fund of America(SM)
Capital World Bond Fund(r)
Intermediate Bond Fund of America(r)
U.S. Government Securities Fund(SM)

TAX-EXEMPT INCOME FUNDS
Emphasis on tax-free current income through municipal bonds

American High-Income Municipal Bond Fund(r)
Limited Term Tax-Exempt Bond Fund of America(SM)
The Tax-Exempt Bond Fund of America(r)

State-specific tax-exempt funds

The Tax-Exempt Fund of California(r)
The Tax-Exempt Fund of Maryland(r)
The Tax-Exempt Fund of Virginia(r)

For more complete information about any of the American Funds, including charges and expenses, please obtain a prospectus from your financial adviser, download one from our Web site at www.americanfunds.com, or phone the funds' transfer agent, American Funds Service Company, at 800/421-0180. Read the prospectus carefully before you invest or send money. For further information, ask your financial adviser for a copy of A Portfolio for Every Investor.


The Cash Management Trust of America
Investment Portfolio, September 30, 1999
                                                          Yield at Principal       Market
                                                       Acquisition    Amount        Value
                                                                        (000)        (000)
                                                          --------  --------     --------



Certificates of Deposit  -  0.85%
Canadian Imperial Bank of Commerce
 5.35%  November 19, 1999                                     5.35%  $50,000   $   50,000
                                                                               ----------
Total Certificates of Deposit                                                       50,000
                                                                               ----------

Commercial Paper  -  74.24%
Abbey National North America
  November 8, 1999                                             5.35    50,000       49,713
American Express Credit Corp.
  October 27, 1999                                             5.31   100,000       99,604
American General Finance Corp.
  November 12, 1999                                            5.36    50,000       49,683
  November 16, 1999                                            5.37    25,000       24,826
American Honda Finance Corp.
  October 14, 1999                                             5.31    75,000       74,846
ANZ (Delaware) Inc.
  October 18, 1999                                             5.31    75,000       74,802
Archer Daniels Midland Co.
  October 5, 1999                                              5.29    35,000       34,975
Associates Corp. of North America
  October 1, 1999                                              5.53    25,000       24,996
  October 8, 1999                                              5.27    25,000       24,971
  November 2, 1999                                             5.31    50,000       49,758
Atlantic Richfield Co.
  November 1, 1999 (1)                                         5.34    25,000       24,882
Barclays U.S. Funding Corp.
  October 18, 1999                                             5.31    50,000       49,869
Bayer Corp.
  October 5, 1999 (1)                                          5.28    40,000       39,971
BellSouth Capital Funding Corp.
  October 18, 1999 (1)                                         5.28    35,000       34,908
  November 16, 1999 (1)                                        5.33    25,000       24,828
  November 17, 1999 (1)                                        5.33    40,000       39,718
BMW U.S. Capital Corp.
  October 7, 1999                                              5.29    40,000       39,960
  October 28, 1999                                             5.32    35,000       34,857
Campbell Soup Co.
  November 15, 1999                                            5.33    35,000       34,764
CBA (Delaware) Finance Inc.
  October 5, 1999                                              5.25    25,000       24,982
  October 13, 1999                                             5.33    25,000       24,956
Chevron USA Inc.
  October 12, 1999 (1)                                         5.34    35,000       34,939
  November 18, 1999 (1)                                        5.37    15,000       14,891
Ciesco LP
  October 12, 1999                                             5.34    50,000       49,912
CIT Group, Inc.
  October 8, 1999                                              5.26    30,000       29,965
  October 26, 1999                                             5.30    20,000       19,924
  November 22, 1999                                            5.37    25,000       24,804
Coca-Cola Co.
  October 18, 1999                                             5.25    50,000       49,870
  October 26, 1999                                             5.30    25,000       24,905
  November 22, 1999                                            5.32    35,000       34,728
Colgate-Palmolive Co.
  October 20, 1999 (1)                                         5.30    75,000       74,780
Duke Energy Corp.
  October 1, 1999                                              5.50    20,000       19,997
  October 12, 1999                                             5.25    30,000       29,948
Eastman Kodak Co.
  October 6, 1999                                              5.24    25,000       24,978
  November 10, 1999                                            5.34    20,000       19,879
  November 17, 1999                                            5.35    20,000       19,859
  November 18, 1999                                            5.34    35,000       34,748
E.I. du Pont de Nemours and Co.
  October 5, 1999                                              5.28    20,000       19,986
  October 6, 1999                                              5.23    25,000       24,978
  November 12, 1999                                            5.31    30,000       29,811
Electronic Data Systems Corp.
  October 06, 1999 (1)                                         5.30    25,000       24,978
  October 25, 1999 (1)                                         5.31    25,000       24,909
Emerson Electric Co.
  October 21, 1999                                             5.82    50,000       49,846
Ford Motor Credit Co.
  October 7, 1999                                              5.26    25,000       24,975
  October 26, 1999                                             5.31    25,000       24,904
  November 17, 1999                                            5.33    50,000       49,648
Fortune Brands Inc.
  October 8, 1999 (1)                                          5.28    10,000        9,988
  October 15, 1999 (1)                                         5.31    50,000       49,890
France Telecom SA
  October 1, 1999                                              5.21     9,192        9,191
  October 6, 1999                                              5.28    25,000       24,978
  November 2, 1999                                             5.34    38,000       37,814
Gannett Co.
  October 6, 1999 (1)                                          5.29    25,000       24,978
  October 22, 1999                                             5.30    50,000       49,839
General Electric Capital Corp.
  October 29, 1999                                             5.35    50,000       49,786
  November 16, 1999                                            5.37    50,000       49,653
General Motors Acceptance Corp.
  October 1, 1999                                              5.24    25,000       24,996
  October 26, 1999                                             5.31    75,000       74,712
Gillette Co.
  October 7, 1999 (1)                                          5.19    25,000       24,975
  November 4, 1999 (1)                                         5.35    25,000       24,871
Glaxo Wellcome PLC
  October 4, 1999 (1)                                          5.24    15,000       14,991
  October 12, 1999 (1)                                         5.31    15,000       14,974
  October 20, 1999 (1)                                         5.31    30,000       29,912
Halifax PLC
  October 4, 1999                                              5.20    25,000       24,986
  November 8, 1999                                             5.34    50,000       49,713
Halliburton Co.
  November 5, 1999                                             5.34    25,000       24,868
  November 8, 1999                                             5.31    45,000       44,743
Hewlett-Packard Co.
  October 12, 1999                                             5.30    50,000       49,912
H.J. Heinz Co.
  October 19, 1999                                             5.30    50,000       49,861
  October 20, 1999                                             5.31    20,000       19,941
  October 21, 1999                                             5.30    25,000       24,923
Household Finance Corp.
  October 8, 1999                                              5.26    30,000       29,965
  October 13, 1999                                             5.31    50,000       49,905
IBM Credit Corp.
  October 1, 1999                                              5.29    50,000       49,993
  October 28, 1999                                             5.33    50,000       49,794
International Lease Finance Corp.
  October 1, 1999                                              5.29    50,000       49,993
Internationale Nederlanden (U.S.) Funding Corp.
  October 14, 1999                                             5.30    50,000       49,898
Johnson & Johnson
  October 12, 1999 (1)                                         5.25    50,000       49,913
KfW International Finance Inc.
  October 6, 1999                                              5.26    25,000       24,978
  November 1, 1999                                             5.29    55,000       54,742
Kimberly-Clark Worldwide Inc.
  October 13, 1999 (1)                                         5.32    50,000       49,905
Lucent Technologies Inc.
  October 4, 1999                                              5.17    25,000       24,986
  October 21, 1999                                             5.29    50,000       49,847
Minnesota Mining & Manufacturing Co.
  October 20, 1999                                             5.30    25,000       24,927
Monsanto Co.
  October 5, 1999 (1)                                          5.26    35,000       34,975
Motorola Credit Corp.
  October 8, 1999                                              5.20    10,500       10,488
  October 14, 1999                                             5.29    20,000       19,959
  November 12, 1999                                            5.60    25,000       24,842
National Australia Funding (Delaware) Inc.
  October 4, 1999                                              5.21    36,500       36,479
  October 7, 1999                                              5.23    35,000       34,965
National Rural Utilities Cooperative
 Finance Corp.
  October 8, 1999                                              5.24    20,000       19,977
  October 19, 1999                                             5.31    55,000       54,850
Pfizer Inc.
  October 4, 1999 (1)                                          5.30    40,000       39,977
  October 7, 1999 (1)                                          5.30    25,000       24,974
  October 14, 1999 (1)                                         5.48    35,000       34,928
Pitney Bowes Credit Corp.
  October 7, 1999                                              5.24    25,000       24,975
Procter & Gamble Co.
  October 13, 1999                                             5.29    80,000       79,848
  October 27, 1999                                             5.31    20,000       19,921
Reed Elsevier Inc.
  October 28, 1999 (1)                                         5.31    50,000       49,795
Rio Tinto America Inc.
  October 5, 1999 (1)                                          5.33    50,000       49,964
  November 9, 1999 (1)                                         5.37    25,000       24,852
SBC Communications Inc.
  November 18, 1999 (1)                                        5.32    50,000       49,641
Schering Corp.
  October 7, 1999                                              5.31    50,000       49,949
Shell Finance (U.K.) PLC
  October 6, 1999                                              5.25    15,000       14,987
  October 29, 1999                                             5.32    25,000       24,894
  November 4, 1999                                             5.42    35,000       34,820
  November 22, 1999                                            5.34    25,000       24,805
Sony Capital Corp.
  October 25, 1999 (1)                                         5.76    50,000       49,817
Svenska Handelsbanken Inc.
  October 1, 1999                                              5.20    25,000       24,996
United Parcel Service of America, Inc.
  October 4, 1999                                              5.31    50,000       49,971
Vodafone Airtouch PLC
  October 19, 1999 (1)                                         5.34    25,000       24,930
  October 25, 1999 (1)                                         5.37    25,000       24,908
Wal-Mart Stores, Inc.
  October 18, 1999 (1)                                         5.31    25,000       24,934
  October 25, 1999 (1)                                         5.30    30,000       29,890
  November 1, 1999 (1)                                         5.32    45,000       44,795
Warner-Lambert Co.
  November 10, 1999 (1)                                        5.33    50,000       49,699
Westpac Captial Corp.
  November 9, 1999                                             5.38    50,000       49,706
Xerox Capital (Europe) PLC
  October 4, 1999                                              5.20    50,000       49,971
  October 6, 1999                                              5.22    10,000        9,991
  October 22, 1999                                             5.30    40,000       39,871
Yale University
  October 5, 1999                                              5.21    17,000       16,988
                                                                               ----------
Total Commercial Paper                                                           4,302,704
                                                                               ----------

Federal Agency Discount Notes  -  25.39%
Fannie Mae
  October 1, 1999                                              5.10     6,000        5,999
  October 7, 1999                                              5.18    25,000       24,975
  October 25, 1999                                             5.28    25,000       24,909
  November 1, 1999                                             5.30    65,500       65,194
  November 2, 1999                                             5.30    50,000       49,759
  November 3, 1999                                             5.28   100,000       99,505
  November 4, 1999                                             5.30    25,000       24,872
  November 5, 1999                                             5.30    40,000       39,790
  November 9, 1999                                             5.21   100,000       99,435
  November 23, 1999                                            5.24    80,000       79,378
Federal Home Loan Bank
  October 8, 1999                                              5.15   156,200      156,023
  October 15, 1999                                             5.22   100,000       99,785
  October 22, 1999                                             5.24    59,205       59,017
  November 5, 1999                                             5.29    65,000       64,659
  November 12, 1999                                            5.20    25,000       24,849
  November 19, 1999                                            5.27    45,000       44,674
Freddie Mac
  October 7, 1999                                              5.20    25,000       24,975
  October 8, 1999                                              5.15   103,000      102,883
  October 14, 1999                                             5.20    55,000       54,890
  October 15, 1999                                             5.22    45,000       44,903
  October 21, 1999                                             5.25    25,000       24,924
  November 4, 1999                                             5.23    60,000       59,694
  November 9, 1999                                             5.29    75,000       74,563
  November 10, 1999                                            5.29    50,000       49,701
  November 15, 1999                                            5.24    65,000       64,564
  November 18, 1999                                            5.27    25,000       24,822
                                                                               ----------
Total Federal Agency Discount Notes                                              1,488,742
                                                                               ----------
OTHER  -  0.85%
Canada BHS
  October 13, 1999                                             5.25    50,000       49,906
                                                                               ----------

Total Investment Securities                                                      5,891,352
( cost: $5,891,320,000 )
Excess of payables over cash and receivables                                      (28,302)
                                                                               ----------
Net Assets                                                                     $5,863,050
                                                                             ============

(1) Restricted securities that can be resold only to institutional investors. In practice, these securities are as liquid as unrestricted securities in the portfolio.

See Notes to the Financial Statements


Cash Management Trust of America
Financial Statements
----------------------------------------             ------------  ------------
Statement of Assets and Liabilities
at September  30, 1999                                (dollars in    thousands)
----------------------------------------             ------------   -----------
Assets:
Investment securities at market
 (cost: $5,891,320)                                                  $5,891,352
Cash                                                                      1,293
Receivables for--
 Sales of fund's shares                                   $50,805
 Accrued interest                                              71        50,876
                                                     ------------   -----------
                                                                      5,943,521
Liabilities:
Payables for--
 Purchases of investments                                       0
 Repurchases of fund's shares                              77,839
 Dividends payable                                          1,066
 Management services                                        1,338
 Accrued expenses                                             228        80,471
                                                     ------------   -----------
Net Assets at September 30, 1999 -
 Equivalent to $1.00 per share on
 5,863,017,250 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                         $5,863,050
                                                                    ===========


Statement of Operations
for the year ended, September 30,1999                 (dollars in    thousands)
                                                     ------------   -----------
Investment Income:
Income:
 Interest                                                             $ 261,262

Expenses:
 Management services fee                                  $14,593
 Distribution expenses                                      4,353
 Transfer agent fee                                         6,887
 Reports to shareholders                                      259
 Registration statement and prospectus                        806
 Postage, stationery and supplies                           1,972
 Trustees' fees                                                23
 Auditing and legal fees                                       46
 Custodian fee                                                456
 Taxes other than federal income tax                           52
 Other expenses                                               160        29,607
                                                     ------------   -----------
 Net investment income                                                  231,655
                                                                    -----------
Increase in Unrealized Appreciation
 on Investments:
Net realized gain                                                             0
Net unrealized appreciation
 on investments:
 Beginning of year                                             16
 End of year                                                   32
                                                     ------------
  Net increase in unrealized appreciation
   on investments                                                            16
                                                                   ------------
Net Increase in Net Assets
Resulting from Operations                                              $231,671
                                                                   ============






Statement of Changes in Net Assets                    (dollars in    thousands)
----------------------------------------             ------------   -----------
                                                       Year ended  September 30

                                                             1999          1998
Operations:                                          ------------   -----------
Net investment income                                  $  231,655     $ 193,772
Net change in unrealized appreciation
 on investments                                                16            (3)
                                                     ------------   -----------
 Net increase in net assets
 resulting from operations                                231,671       193,769
                                                     ------------   -----------
Dividends Paid to Shareholders                           (231,656)     (193,772)
                                                     ------------   -----------
Capital Share Transactions:
Proceeds from shares sold:
 14,382,799,048 and 12,930,964,595
 shares, respectively                                  14,382,799    12,930,965
Proceeds from shares issued in
 reinvestment of net investment income
 dividends:
 215,272,362 and 177,120,323 shares,
 respectively                                             215,273       177,120
Cost of shares repurchased:
 13,338,941,818 and 12,030,835,086
 shares, respectively                                 (13,338,942)  (12,030,835)
                                                     ------------   -----------
 Net increase in net assets resulting
  from capital share transactions                       1,259,130     1,077,250
                                                     ------------   -----------
Total Increase in Net Assets                            1,259,145     1,077,247

Net Assets:
Beginning of year                                       4,603,905     3,526,658
                                                     ------------   -----------
End of year                                            $5,863,050    $4,603,905
                                                    ============= =============



See Notes to Financial Statements


               Notes to Financial Statements

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2.   FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

     As of September 30, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $32,000, of which $33,000 related to appreciated securities and $1,000 related to depreciated securities. The cost of portfolio securities for book and federal income tax purposes was $5,891,320,000 at September 30, 1999.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $14,593,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.32% of the first $1 billion of average net assets; 0.29% of such assets in excess of $1 billion but not exceeding $2 billion; and 0.27% of such assets in excess of $2 billion.

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution with American Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1999, distribution expenses under the Plan were $4,353,000. As of September 30, 1999, accrued and unpaid distribution expenses were $342,000.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $6,887,000.

DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of Septmeber 30, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $26,000.

CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, including maturities, of $49,109,036,000 and $48,100,307,000, respectively, during the year ended September 30, 1999.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $456,000 includes $54,000 that was paid by these credits rather than in cash.


Per-Share Data and Ratios                     ------------ ------------ ----------
                                               Year ended  September 30
                                                       1999         1998       1997

Net Asset Value, Beginning of Year                   $1.00        $1.00      $1.00
                                              ------------ ------------ ----------
 Income From Investment Operations:
  Net investment income                               .045         .050       .049
                                              ------------ ------------ ----------
   Total from investment operations                   .045         .050       .049
                                               -----------  -----------  ---------
 Less Distributions:
  Dividends (from net investment income)             (.045)       (.050)     (.049)
                                               -----------  -----------  ---------
   Total distributions                               (.045)       (.050)     (.049)
                                               -----------  -----------  ---------
Net Asset Value, End of Year                         $1.00        $1.00      $1.00
                                                ==========   ==========   ========

Total Return                                          4.59%        5.15%      5.03%

Ratios/Supplemental Data:
 Net assets, end of year  (in millions)             $5,863       $4,604     $3,527
 Ratio of expenses to average net assets               .58%         .58%       .57%
 Ratio of net income to average net assets            4.52%        5.02%      4.93%


Per-Share Data and Ratios                       ----------    ---------

                                                       1996         1995

Net Asset Value, Beginning of Year                   $1.00        $1.00
                                                ----------    ---------
 Income From Investment Operations:
  Net investment income                               .050         .052
                                                ----------    ---------
   Total from investment operations                   .050         .052
                                               -----------    ---------
 Less Distributions:
  Dividends (from net investment income)             (.050)       (.052)
                                               -----------    ---------
   Total distributions                               (.050)       (.052)
                                                ----------    ---------
Net Asset Value, End of Year                         $1.00        $1.00
                                                  ========      =======

Total Return                                          5.06%        5.34%

Ratios/Supplemental Data:
 Net assets, end of year  (in millions)             $3,304       $2,996
 Ratio of expenses to average net assets               .60%         .60%
 Ratio of net income to average net assets            4.95%        5.21%



Report of Independent Accountants

To the Board of Trustees and Shareholders of The Cash Management Trust of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Cash Management Trust of America(the "Fund") at September 30, 1999, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
Los Angeles, California

October 29, 1999


1999 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, none of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2000 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 1999 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


The U.S. Treasury Money Fund of America
Investment Portfolio
September 30, 1999
                                                            Principal        Market
                                                   Yield at    Amount         Value
                                                Acquisition     (000)         (000)
                                              -------------   ------- -------------
U.S. Treasury Securities - 99.99%

U.S. Treasury bills 10/7/99                   4.64% - 4.74%   $58,790       $58,740
U.S. Treasury bills 10/14/99                  4.57% - 4.80%    40,960        40,888
U.S. Treasury bills 10/21/99                  4.52% - 4.77%    29,470        29,395
U.S. Treasury bills 10/28/99                  4.60% - 4.73%    55,720        55,525
U.S. Treasury bills 11/4/99                   4.59% - 4.82%    56,790        56,556
U.S. Treasury bills 11/12/99                  4.60% - 4.92%    38,645        38,396
U.S. Treasury bills 11/18/99                  4.75% - 4.86%    55,130        54,807
U.S. Treasury bills 11/26/99                          4.91%    44,300        44,002
U.S. Treasury bills 12/2/99                   4.70% - 4.92%    43,980        43,632
U.S. Treasury bills 12/9/99                   4.67% - 4.90%    43,100        42,721
U.S. Treasury bills 12/23/99                  4.77% - 4.78%     2,000         1,978

                                                                      -------------
Total Investment Securities
 (cost: $466,561,000)                                                       466,640


Excess of cash and receivables                                                   55
 over payables                                                        -------------

Net Assets                                                                 $466,695
                                                                      =============

See Notes to Financial Statements



The U.S. Treasury Money Fund of America
Financial Statements
----------------------------------------             ------------  ------------
Statement of Assets and Liabilities
at September 30, 1999                                 (dollars in    thousands)
----------------------------------------             ------------  ------------
Assets:
Investment securities at market
 (cost: $466,561)                                                      $466,640
Cash                                                                        437
Receivables for --
 Sales of fund's shares                                                   2,002
                                                                   ------------
                                                                        469,079
Liabilities:
Payables for --
 Repurchases of fund's shares                              $2,157
 Dividends payable                                             67
 Management services                                          114
 Accrued expenses                                              46         2,384
                                                     ------------  ------------
Net Assets at September 30, 1999 --
 Equivalent to $1.00 per share on
 466,616,074 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                           $466,695
                                                                  =============

Statement of Operations
for the year ended September 30, 1999                 (dollars in    thousands)
                                                     ------------  ------------
Investment Income:
Income:
 Interest                                                              $ 19,153

Expenses:
 Management services fee                                   $1,272
 Distribution expenses                                        438
 Transfer agent fee                                           411
 Reports to shareholders                                       24
 Registration statement and prospectus                        138
 Postage, stationery and supplies                             108
 Trustees' fees                                                16
 Auditing and legal fees                                       31
 Custodian fee                                                 38
 Taxes other than federal income tax                            4
 Other expenses                                                 9         2,489
                                                     ------------  ------------
 Net investment income                                                   16,664
                                                                   ------------
Change in Unrealized Appreciation
 on Investments:
Net unrealized
 appreciation on investments:
 Beginning of year                                            219
 End of year                                                   79
                                                     ------------
  Net change in unrealized appreciation
    on investments                                                         (140)
                                                                   ------------
Net Increase in Net Assets Resulting
from Operations                                                         $16,524
                                                                   ============
Statement of Changes in Net
 Assets                                               (dollars in    thousands)
----------------------------------------             --------------------------
                                                       Year ended  September 30

                                                             1999          1998
Operations:                                          --------------------------
Net investment income                                      16,664       $13,215
Net change in unrealized appreciation
 on investments                                              (140)          141
                                                     --------------------------
 Net increase in net assets
  resulting from operations                                16,524        13,356
                                                     --------------------------
Dividends Paid to Shareholders                            (16,664)      (13,215)
                                                     --------------------------
Capital Share Transactions:
Proceeds from shares sold:
 774,656,722 and 660,343,206
 shares, respectively                                     774,656       660,344
Proceeds from shares issued in
 reinvestment of net investment income
 dividends: 15,676,872 and
 12,201,748 shares, respectively                           15,677        12,201
Cost of shares repurchased:
 679,107,911 and 596,431,556
 shares, respectively                                    (679,108)     (596,431)
                                                     --------------------------
 Net increase in net assets resulting
  from capital share transactions                         111,225        76,114
                                                     --------------------------
Total Increase in Net Assets                              111,085        76,255

Net Assets:
Beginning of year                                         355,610       279,355
                                                     --------------------------
End of year                                              $466,695      $355,610
                                                     ==========================


See Notes to Financial Statements


              Notes to Financial Statements

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - The U.S. Treasury Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME <UNDEF> Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

     DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2.   FEDERAL INCOME TAXATION

     The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

     As of September 30, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $79,000, of which $115,000 related to appreciated securities and $36,000 related to depreciated securities. The cost of portfolio securities for book and federal income tax purposes was $466,561,000 at September 30, 1999.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $1,272,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC) with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $800 million of average net assets and 0.285% of such assets in excess of $800 million.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution with American Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1999, distribution expenses under the Plan were $438,000. As of September 30, 1999, accrued and unpaid distribution expenses were $38,000.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $411,000.

     DEFERRED TRUSTEES' FEES -   Trustees who are unaffiliated with CRMC may
elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $12,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     The fund made purchases and sales of investment securities, including maturities, of $2,078,933,000 and $1,986,103,000, respectively, during the year ended September 30, 1999.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $38,000 includes $19,000 that was paid by these credits rather than in cash.


PER-SHARE DATA AND RATIOS
------------------------------         --------------------------------------
                                              Year endSeptembe     30
                                       --------------------------------------
                                         1999    1998    1997   1996   1995
                                       --------------------------------------
Net Asset Value, Beginning
 of Year                                $1.00   $1.00   $1.00  $1.00  $1.00
                                       --------------------------------------

 Income from Investment
  Operations:
  Net investment income                  .039    .045    .046   .046   .048
   Total from investment               --------------------------------------
    operations                           .039    .045    .046   .046   .048
                                       --------------------------------------
 Less Distributions:
  Dividends (from net investment
   income)                              (.039)  (.045)  (.046) (.046) (.048)
                                       --------------------------------------
   Total distributions                  (.039)  (.045)  (.046) (.046) (.048)
                                       --------------------------------------
Net Asset Value, End of Year            $1.00   $1.00   $1.00  $1.00  $1.00
                                       ======================================
Total Return                             4.00%   4.63%   4.71%  4.66%  4.89%

Ratios/Supplemental Data:
 Net assets, end of year (in
  millions)                              $467    $356    $279   $256   $231
 Ratio of expenses to average
  net assets                              .59%    .59%    .53%   .65%   .67%
 Ratio of net income to
  average net assets                     3.95%   4.49%   4.61%  4.53%  4.79%







Report of Independent Accountants

To the Board of Trustees and Shareholders of The U.S. Treasury Money Fund of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The U.S. Treasury Money Fund of America(the "Fund") at September 30, 1999, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP

Los Angeles, California
October 29, 1999


1999 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2000 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 1999 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


Investment Portfolio
September 30, 1999
                                                                        Principa Market
                                                               Yield at  Amount   Value
Municipal Securities                                           Acquisiti   (000)   (000)



Alabama  -  1.17%
 Town of Chatom, Industrial Development Board,
Pollution Control
  Revenue Refunding Bonds (Alabama Electric
 Cooperative, Inc.
  Project), Pooled Series 1993, TECP:
   3.40% 11/2/99                                                   3.40% $1,400  $1,400
   3.60% 11/2/99                                                    3.60   1,600   1,600

Alaska  -  4.15%
 City of Valdez, Marine Terminal Revenue Refunding
 Bonds
 (ARCO Transportation Alaska, Inc. Project),TECP:
  1994 Series A,
   3.35% 10/12/99                                                   3.35   1,500   1,500
   3.45% 11/08/99                                                   3.45   2,200   2,200
   3.55% 11/08/99                                                   3.55   1,700   1,700
   3.55% 11/12/99                                                   3.55   1,500   1,500
  1994 Series C, 3.25% 10/06/99                                     3.25   2,000   2,000
 City of Valdez, Variable Rate Marine Terminal
 Revenue Refunding
  Bonds (Mobil Alaska Pipeline Co. Project),
1993 Series A,
  3.77% 10/6/99*                                                    3.77   1,700   1,700

Arizona  -  3.95%
 Salt River Project Agricultural Improvement and
 Power District,
  Promissory Notes, TECP:
   Series B:
    3.30% 10/18/99                                                  3.30   1,000   1,000
    3.35% 10/26/99                                                  3.35   2,100   2,100
   Series G, 3.45%  11/09/99                                        3.45   2,000   2,000
   Series L:
    3.40% 11/03/99                                                  3.40   2,000   2,000
    3.50% 11/05/99                                                  3.50   2,000   2,000
 County of Apache, Industustrial Development
 Revenue Bonds,(Tuscon Electric Power Co.
 Springerville Project), 1983 Series B, 3.85%
 10/6/99*                                                           3.85   1,000   1,000

Connecticut  -  1.06%
 Health and Educational Facilities Authority, Revenue
 Bonds, Yale University Issue, Series T, 3.70%, 10/7/99*            3.70   2,700   2,700

Florida  -  5.91%
 Florida Municipal Power Agency Initial Pooled
 Loan Project
  Commercial Paper Notes, Series A, TECP:
   3.35% 10/07/99                                                   3.35   3,000   3,000
   3.55% 10/14/99                                                   3.55   1,990   1,990
   3.35% 10/19/99                                                   3.35   1,400   1,400
 Jacksonville Electric Authority Electric System,TECP:
  Series A, TECP:
   3.15% 10/06/99                                                   3.15   1,500   1,500
   3.45% 10/13/99                                                   3.45   2,000   2,000
  Series C-1:
   3.35% 10/05/99                                                   3.35   2,000   2,000
   3.35% 10/06/99                                                   3.35   2,000   2,000
   3.50% 11/03/99                                                   3.50   1,200   1,200

Idaho  -  0.59%
 Tax Anticipation Notes, Series 1999, 4.25% 6/30/00                 3.42   1,500   1,507

Indiana  -  2.39%
 City of Fort Wayne, Hospital Authority, Variable
   Rate Demand Bonds (Parkview Memorial
   Hospital,Inc. Project), Series 1989B, 3.80% 10/7/99*             3.80   1,600   1,600
 City of Sullivan, Pollution Control Revenue Bonds
  (Hoosier Energy Rural Electric Cooperative, Inc.
  Project), Series 1985L-4, TECP:
   3.65% 10/26/99                                                   3.65   2,000   2,000
   3.65% 11/16/99                                                   3.65   2,500   2,500

Iowa  -  1.18%
 Iowa School Cash Anticipation Program, Iowa
   School Corporations, Warrant Certificates,
   1998-99 Series A, FSA Insured, 4.00% 6/23/00                     3.44   3,000   3,006

Kentucky  -  2.13%
 Asset/Liability Commission General Fund Tax
  and Revenue Anticipation Notes, 1999 Series A,
  4.25% 6/28/00                                                     3.54   2,400   2,411
 Pendleton County, Multi-County Lease Revenue Bonds
  (Kentucky Association of Counties Leasing Trust
   Program), Series 1989, Money Market Municipal, TECP:
   3.35% 10/7/99                                                    3.35   1,785   1,785
   3.40% 11/2/99                                                    3.40   1,250   1,250

Louisiana  -  0.43%
 South Louisiana Port Commission, Port Facility
   Revenue Bonds (Holman Inc. Project), Series
   1997, AMT, 3.85% 10/6/99*                                        3.85   1,100   1,100

Maryland  -  10.25%
 Maryland Health and Higher Education Facilities
   Authority, Pooled Loan Program Revenue Notes
  (The Johns Hopkins Hospital), Series C, TECP:
   3.15% 10/5/99                                                    3.15   1,000   1,000
   3.55% 11/15/99                                                   3.55   2,200   2,200
  Series D, 3.75% 10/7/99*                                          3.75   2,485   2,485
 Anne Arundel County, Economic Development Revenue
   Bonds (Baltimore Gas and Electric Co. Project):
   Series 1985:
    3.45% 10/6/99                                                   3.45   1,000   1,000
    3.50% 11/4/99                                                   3.50   3,000   3,000
   Series 1988, AMT:
    3.30% 10/4/99                                                   3.30   2,000   2,000
    3.40% 10/12/99                                                  3.40   1,500   1,500
    3.35% 10/14/99                                                  3.35   2,000   2,000
 Montgomery County, Consolidated Commercial Paper
  Bond Anticipation Notes, Series 1995, TECP:
   3.25% 10/4/99                                                    3.25   4,000   4,000
   3.35% 10/15/99                                                   3.35   3,000   3,000
   3.45% 11/5/99                                                    3.45   3,000   3,000
 Washington Suburban Sanitary District (Montgomery
  and Prince George's Counties), Sewage Disposal
  Bonds, Series 1993, 5.00% 06/01/00                                2.01   1,000   1,009

Massachusetts  -  1.17%
 "yield at acquisition" reflects current coupon rate.
  Revenue Variable Rate Bonds (Lassell Village Project),
  Series 1998C,  3.65% 10/6/99*                                     3.65   3,000   3,000

Michigan  -  0.39%
 Regents of the University of Michigan, Public Higher
  Education Revenue Notes, Series B, TECP,
  3.20% 10/20/99                                                    3.20   1,000   1,000

Minnesota  -  4.19%
 City of Rochester, Health Care Facilities Revenue
   Bonds (Mayo Foundation/Mayo Medical Center),
   Adjustable Tender, TECP:
   Series 1992A:
    3.35% 10/18/99                                                  3.35   2,400   2,400
    3.30% 10/19/99                                                  3.30   5,700   5,700
   Series 1992C, 3.35% 10/20/99                                     3.35   2,600   2,600

Missouri  -  1.41%
 Higher Education Loan Authority, Adjustable Rate
  Demand Student Loan Revenue Bonds, AMT*:
   Series 1990A, 3.90% 10/6/99                                      3.90   1,600   1,600
   Series 1990B, 3.90% 10/6/99                                      3.90   1,000   1,000
 City of Columbia, Special Obligation Insurance
  Reserve Bonds, Series 1988A, 3.70% 10/6/99*                       3.70   1,000   1,000

New Jersey  -  1.29%
 Tax and Revenue Anticipation Notes, Series 2000A,
 TECP, 3.50% 10/28/99                                               3.50   3,300   3,300

New York  -  1.41%
 State Housing Finance Agency, Revenue Bonds
  (Saxony Housing), 1997 Series A, AMT 3.75% 10/6/99*               3.75   3,600   3,600

North Carolina  -  4.35%
 Eastern Municipal Power Agency, TECP, 3.45% 10/6/99                3.45   4,000   4,000
 Educational Facilities Finance Agency, Revenue Bonds
  (Duke University Project):
   Series 1991D, 3.65% 10/7/99*                                     3.65   1,800   1,800
   Series 1992A, 3.65% 10/7/99*                                     3.65   2,800   2,800
 Board of Governors of the University of North Carolina
  at Chapel Hill, Athletic Facilities Revenue Bonds,
  Series 1998, 3.80% 10/7/99*                                       3.80   2,500   2,500

Ohio  -  5.83%
 Water Development Authority, Pollution Control
  Revenue Bonds, Series 1988 (Duquesne Light Co.
  Project), TECP, AMT, 3.45% 10/29/99                               3.45   3,000   3,000
 City of Cleveland, Income Tax Revenue Bonds,
  3.80% 10/6/99*                                                    3.80   4,500   4,500
 County of Hamilton, Hospital Revenue Bonds
  (Bethesda Hospital, Inc.), Series 1995, 3.65%
  10/7/99*                                                          3.65   2,100   2,100
 Ohio State University, Revenue Bonds, Series
  1998A, TECP:
  3.30% 10/21/99                                                    3.30   2,300   2,300
  3.40% 10/25/99                                                    3.40   3,000   3,000

Pennsylvania  -  13.15%
 Higher Education Assistance Agency Student
  Loan Adjustable Rate Revenue Bonds, 1997
  Series A, AMT, 3.95% 10/6/99*                                     3.95   2,000   2,000
 Beaver County Industrial Development Authority,
  Pollution Control Revenue Refunding Bonds
  (Duquesne Light Co. Beaver Valley Project),
  1990 Series C, TECP, 3.30% 10/22/99                               3.30   3,000   3,000
 Carbon County Industrial Development Authority,
  Resource Recovery Revenue Bonds (Panther
  Creek Partners Project), TECP,AMT:
   Series 1990B, 3.40% 10/27/99                                     3.40   3,000   3,000
   Series 1990B, 3.55% 11/12/99                                     3.55   2,500   2,500
   Series 1992A, 3.20% 10/5/99                                      3.20   4,000   4,000
 Delaware County Industrial Development Authority:
  Pollution Control Revenue Refunding Bonds (Philadelphia
  Electric Co.Project), 1998 Series A, FGIC Insured, TECP:
   3.35% 10/7/99                                                    3.35   4,600   4,600
   3.35% 10/8/99                                                    3.35   3,500   3,500
   3.40% 10/8/99                                                    3.40   2,000   2,000
  Solid Waste Revenue Bonds (Scott Paper Co. Project),
   Series 1984D, 3.80% 10/6/99*                                     3.80   1,000   1,000
 Montgomery County Industrial Development Authority
  Variable Rate Demand Commercial Development
  Revenue Bonds (Valley ForgePlaza Associates -
  Trasde Shoe Facilities Project),Series T, 3.80%
  10/7/99*                                                          3.80   4,000   4,000
 Venango Industrial Development Authority,
  Resource Recovery Revenue Bonds (Scrubgrass
  Project), Series 1990A, TECP, AMT:
   3.35% 10/14/99                                                   3.35   2,500   2,500
   3.60% 10/26/99                                                   3.60   1,500   1,500

South Carolina  -  2.13%
 Public Service Authority (Santee Cooper Hydroelectric
  Project), Series 1998, TECP, 3.55% 11/1/99                        3.55   1,500   1,500
 Lexington County Health Service District, Inc.,
  Hospital Revenue Refunding and Improvement
  Bonds, Series 1997, 4.75% 11/1/99                                 3.20   1,590   1,591
 York County, Pollution Control Facilities Revenue
  Refunding Bonds(Duke Power Company Project),
  Series 1990, 3.40% 10/18/99                                       3.40   2,350   2,350

Tennessee  -  3.29%
 Montgomery County Public Building Authority,
  Pooled Financing Revenue Bonds, Series 1997
(Tennessee County Loan Pool), 3.80% 10/7/99*                        3.80   8,400   8,400

Texas  -  14.33%
 Tax and Revenue Anticipation Notes, Series 1999A,                  3.72   6,700   6,750
 4.50% 8/31/00 Board of Regents of the Texas A&M
  University System, Permanent University Fund
  Subordinate Lien Notes, Series B, TECP, 3.40%
  10/20/1999                                                        3.40   2,800   2,800
 Board of Regents of the University of Texas System,
  Revenue Financing System Commercial Paper Notes,
  Series A, TECP, 3.40% 10/21/99                                    3.40   2,500   2,500
 City of Austin (Travis and Williams Counties),
  Combined Utility Systems Notes, Series A, TECP,
  3.40% 10/28/99                                                    3.40   1,900   1,900
 Brazos Higher Education Authority Inc., Student Loan
  Revenue Bonds, Series 1993B-1, AMT, 3.75% 10/6/99*                3.75   1,000   1,000
 Brazos River Authority, Collateralized Pollution
  Control Revenue Refunding Bonds (Texas Utilities
  Electric Co, Project):
   Series D, MBIA Insured, AMT, 3.90% 10/6/99*                      3.90   3,000   3,000
   Series 1994, TECP, AMT, 3.40 10/13/99                            3.40   1,500   1,500
 City of Brownsville Utility System, Series A, TECP,
  3.30% 10/15/99                                                    3.30   1,950   1,950
 Harris County General Obligation Notes, Series A,
  TECP:
  3.45% 10/1/99                                                     3.45   2,315   2,315
  3.50% 10/25/99                                                    3.50   1,700   1,700
 City of Houston, General Obligation Commercial
  Paper Notes, TECP, Series B, 3.25 10/1/99                         3.25   2,000   2,000
 City of Midlothian Industrial Development Corporation,
  Variable Rate Demand Pollution Control Revenue Bonds
  (Box-Crow Cement Company Project), 3.75% 10/6/99*                 3.75   4,300   4,300
 South Texas Higher Education Authority, Inc.,
  Student Loan Revenue Bonds, Series 1997,
  MBIA Insured, AMT, 3.80% 10/6/99*                                 3.80   4,900   4,900

Virginia  -  4.38%
 General Obligation Bond Anticipation Notes,
  Series 1998, TECP, 3.20% 10/12/99                                 3.20   1,700   1,700
 Peninsula Ports Authority, Coal Terminal Revenue
  Refunding Bonds (Dominion Terminal Associates
  Project), Series 1987-B, TECP, 3.30% 10/13/99                     3.30   2,100   2,100
 City of Hampton, Industrial Development Authority,
  Hospital Facilities Revenue Bonds Sentara Health
  System Obligated Group), Series 1997B, TECP,
  3.55% 10-27-99                                                    3.55   2,900   2,900
 City of Norfolk, Industrial Development Authority,
  Hospital Revenue Bonds (Sentara Hospitals -
  Norfolk Project) Series 1990A, TECO, 3.55% 11/9/99                3.55   4,500   4,500

Washington  -  2.67%
 Port of Seattle:
 Variable Rate General Obligation Bonds,
  Series 1985, 3.77% 10/6/99*                                       3.77   3,000   3,000
 Subordinate Lien Revenue Notes, Series A, TECP:
  3.40% 10/1/99                                                     3.40   2,310   2,310
  2.80% 11/3/99                                                     3.40   1,500   1,500

West Virginia  -  0.63%
 The County Commission of Marion County, Solid
  Waste Disposal Facility Revenue Bonds, 1990
  Series A (Grant Town Cogeneration Project),
  AMT, 3.85% 10/6/99*                                               3.85   1,600   1,600

Wisconsin  -  5.60%
 General Obligation Bonds, Series 1998A, TECP,                      3.55   2,631   2,631
  3.55% 10/29/99 Health and Educational Facilities
  Authority, Variable Rate Demand Revenue Bonds
  (Felican Services, Inc. Obligated Group), Series
  1997A, AMBAC Insured, 3.80 10/6/99*                               3.80   5,000   5,000
 Transportation Revenue Commercial Paper Notes
  of 1997, Series A, TECP:
  Series A, TECP:
   3.35% 10/8/99                                                    3.35   1,000   1,000
   2.50% 11/4/99                                                    3.50   2,305   2,305
   3.5% 11/10/99                                                    3.50   3,363   3,363

Wyoming  -  1.02%
 Tax and Revenue Anticipation Notes, Series 1999,
  4.00% 6/27/00                                                     3.30   1,600   1,603
 Sweetwater County Pollution Control Revenue
  Bonds (PacificCorp Projects), Series 1988A,
TECP, 3.40% 10/4/99                                                 3.40   1,000   1,000
                                                                                ----------
Total Tax-Exempt Securities (cost: $256,624,000)
Excess of payables over cash and receivables                                     256,611
                                                                                   (1,171)
                                                                                ----------
                                                                                 255,440
NET ASSETS                                                                       ======


*   Coupon rate may change periodically;
 "yield at acquisition" reflects current coupon rate.


The Tax-Exempt Money Fund of America
Financial Statements
---------------------------------                 ------------    ------------
Statement of Assets and Liabilities               (dollars in
at September 30, 1999                               thousands)
---------------------------------                 ------------    ------------
Assets:
Investment securities at market
 (cost: $256,624)                                                     $256,611
Cash                                                                       248
Receivables for--
 Sales of fund's shares                                   $648
 Accrued interest                                          906           1,554
                                                  ------------    ------------
                                                                       258,413
Liabilities:
Payables for--
 Purchases of investments                                1,011
 Repurchases of fund's shares                            1,826
 Dividends payable                                          31
 Management services                                        86
 Accrued expenses                                           19           2,973
                                                  ------------    ------------
Net Assets at
 September 30, 1999 --
 Equivalent to $1.00 per share on
 255,515,417 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                          $255,440
                                                                 =============
Statement of Operations
for the year ended September 30, 1999              (dollars in      thousands)
                                                  ------------    ------------
Investment Income:
Income:
 Interest                                                               $7,148
Expenses:
 Management services fee                                $1,003
 Distribution expenses                                     109
 Transfer agent fee                                        153
 Reports to shareholders                                    15
 Registration statement
  and prospectus                                            82
 Postage, stationery
  and supplies                                              54
 Trustees' fees                                             15
 Auditing and legal fees                                    34
 Custodian fee                                              63
 Taxes other than federal income tax                         3
 Other expenses                                             14
                                                  ------------
  Total expenses before
   reimbursement                                         1,545
 Reimbursement of expenses                                  56           1,489
                                                  ------------    ------------
 Net investment income                                                   5,659
                                                                  ------------
Change in Unrealized Appreciation
 (Depreciation) on Investments:
Net unrealized appreciation
 (Depreciation) on investments:
 Beginning of year                                          46
 End of year                                               (13)
                                                  ------------
  Net change in unrealized
   appreciation (depreciation)
   on investments                                                          (59)
                                                                  ------------
Net Increase in Net Assets
 Resulting from Operations                                              $5,600
                                                                  ============

Statement of Changes in Net Assets
                                                   (dollars in      thousands)
---------------------------------                -------------   -------------
                                                    Year ended    September 30

                                                          1999            1998
Operations:                                      -------------   -------------
Net investment income                                   $5,659          $5,296
Net change in unrealized
 appreciation (depreciation)
 on investments                                            (59)             37
                                                 -------------   -------------
 Net increase in net
  assets resulting
  from operations                                        5,600           5,333
                                                 -------------   -------------
Dividends Paid to Shareholders                          (5,698)         (5,316)
                                                 -------------   -------------
Capital Share Transactions:
Proceeds from shares sold:
 475,331,901 and 373,325,429
 373,325,429 shares,
 respectively                                          475,332         373,325
Proceeds from shares issued
 in reinvestment of net
 investment income
 dividends 5,248,578
 and 4,856,600 shares,
 respectively                                            5,249           4,857
Cost of shares repurchased:
 423,236,513 and
 339,912,546 shares
 respectively                                         (423,237)       (339,912)
                                                 -------------   -------------
 Net increase in net assets
  resulting from capital
  share transactions                                    57,344          38,270
                                                 -------------   -------------
Total Increase in Net Assets                            57,246          38,287

Net Assets:
Beginning of year                                      198,194         159,907
                                                 -------------   -------------

End of year                                           $255,440        $198,194
                                                 =============  ==============


See Notes to Financial Statements


               Notes to Financial Statements

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - The Tax-Exempt Money Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities with effective maturities of one year or less.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     NET ASSET VALUE - The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules.
This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

     DIVIDENDS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2.   FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund.

As of September 30, 1999, net unrealized depreciation on investments for book and federal income tax purposes aggregated $13,000, of which $3,000 related to appreciated securities and $16,000 related to depreciated securities. The cost of portfolio securities for book and federal income tax purposes was $256,624,000 at September 30, 1999.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $1,003,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement in effect through October 1, 1999, provided for monthly fees, accrued daily, based on an annual rate of 0.44% of the first $200 million of average net assets; 0.42% of such assets in excess of $200 million but not exceeding $600 million; 0.38% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.34% of such assets in excess of $1.2 billion.

     The Investment Advisory and Service Agreement also provided for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the fund, during a period which will terminate at the earlier of such time as no reimbursement has been required for a period of twelve consecutive months, provided no advances are outstanding, or October 2, 1999. CRMC had also voluntarily agreed to waive its fees to the extent necessary to ensure that the fund's expenses do not exceed 0.65% of the average daily net assets. Expenses that are not subject to these limitations are interest, taxes, brokerage commissions, transaction costs, and extraordinary expenses. Fee reductions were $56,000 for the year ended September 30, 1999.

     The Board of Trustees approved an amended agreement effective October 2, 1999, reducing the fees to 0.39% of the first $200 million of average net assets; 0.37% of such assets in excess of $200 million but not exceeding $600 million; 0.33% of such assets in excess of $600 million but not exceeding $1.2 billion; and 0.29% of such assets in excess of $1.2 billion.

     DISTRIBUTION EXPENSES -   Pursuant to a Plan of Distribution with American
Funds Distributors, Inc. (AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1999, distribution expenses under the Plan were $109,000. As of September 30, 1999, accrued and unpaid distribution expenses were $7,000.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $153,000.

     DEFERRED TRUSTEES' FEES - Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Trustees, were $11,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     The fund made purchases and sales of investment securities, including maturities of $1,277,000,000 and $1,217,379,000, respectively, during the year ended September 30, 1999.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $63,000 includes $4,000 that was paid by these credits rather than in cash.



PER-SHARE DATA AND RATIOS
-----------------------------------------------------------------------------------------
                                                      Year ended September 3
                                                      -----------------------------------
                                                             1999       1998       1997
                                                      -----------------------------------
Net Asset Value, Beginning of Year                         $1.00      $1.00      $1.00
                                                      -----------------------------------
 Income from Investment Operations:
  Net investment income                                      .025       .029       .029
                                                      -----------------------------------
   Total from investment operations                          .025       .029       .029
                                                      -----------------------------------
 Less Distributions:
  Dividends (from net investment income)                   (.025)     (.029)     (.029)
                                                      -----------------------------------
   Total distributions                                     (.025)     (.029)     (.029)
                                                      -----------------------------------
Net Asset Value, End of Year                               $1.00      $1.00      $1.00
                                                       ========== ========== ============
Total Return                                                2.51%      2.97%      2.94%

Ratios/Supplemental Data:
 Net assets, end of year (in millions)                      $255       $198       $160
 Ratio of expenses to average net assets --                 0.68%       .71%       .74%
 before fee waiver
 Ratio of expenses to average net assets --                 0.65%       .65%       .65%
 after fee waiver
 Ratio of net income to average net assets                  2.33%      2.94%      2.94%


                                                             1996       1995
                                                      ------------------------
Net Asset Value, Beginning of Year                         $1.00      $1.00
                                                      ------------------------
 Income from Investment Operations:
  Net investment income                                      .029       .031
                                                      ------------------------
   Total from investment operations                          .029       .031
                                                      ------------------------
 Less Distributions:
  Dividends (from net investment income)                   (.029)     (.031)
                                                      ------------------------
   Total distributions                                     (.029)     (.031)
                                                      ------------------------
Net Asset Value, End of Year                               $1.00      $1.00
                                                       ========== ============
Total Return                                                2.91%      3.14%

Ratios/Supplemental Data:
 Net assets, end of year (in millions)                      $144       $150
 Ratio of expenses to average net assets --                  .77%       .75%
 before fee waiver
 Ratio of expenses to average net assets --                  .65%      .65%
 after fee waiver
 Ratio of net income to average net assets                  2.88%      3.09%


Report of Independent Accountants

To the Board of Trustees and Shareholders of The Tax-Exempt Money Fund of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Tax-Exempt Money Fund of America(the "Fund") at September 30, 1999, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/PricewaterhouseCoopers LLP
Los Angeles, California

October 29, 1999


1999 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualify as exempt-interest dividends.

Dividends received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2000 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 1999 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



SHAREHOLDER SERVICES

AMERICAN FUNDSLINE(R)
[illustration:  telephone]
Use our 24-hour automated phone system for fund information and transactions.

FUNDSLINE ONLINE(R)
[illustration:  computer desktop]
Visit our Web site when you want to access your account, download a prospectus, or find fund information.

REDUCED SALES CHARGE
illustration:  coins]
Larger purchases may qualify for a reduced sales charge. To help reach a breakpoint, you may -

- Add your present purchase to the value of all eligible household accounts and/or
- Add your present purchase to purchases you intend to make over 13 months Assets in money market funds generally do not apply when determining sales charges.

RETIREMENT PLANS
[illustration:  crossroads sign]
A wide range of fund choices for individual and company-sponsored retirement plans.

AMERICAN FUNDSLINK(SM)
[illustration:  bank building electrically linked to building]
Link your fund account to your bank account for direct transfers between the two and to purchase shares using American FundsLine or FundsLine OnLine.

AUTOMATIC TRANSACTIONS
[illustration:  calendar]
Use this service when you want to purchase, sell and exchange shares on a regular basis.

FLEXIBLE DIVIDEND OPTIONS
[illustration:  person choosing and allocating dollars]
Use your dividend and capital gain distributions to meet your changing needs. You may -

* Invest dividends and capital gain distributions back into the fund
* Diversify by investing dividends and capital gain distributions into another American Fund
* Take dividends in cash
* Have dividends paid directly to someone else

Because certain transactions have restrictions or tax consequences, please consult your financial adviser before requesting changes.

WOULD YOU LIKE MORE INFORMATION?

Your financial adviser will be happy to explain these services in greater detail, or you may contact American Funds Service Company.

To contact American Funds Service Company:

Shareholder Services Representative - 8 a.m. to 8 p.m. Eastern time -
800/421-0180

American FundsLine - 24-hour automated telephone system - 800/325-3590 FundsLine OnLine - Web site - www.americanfunds.com

By mail - Write to the service center nearest you. (If you live outside the United States, please write to the Western service center.)

[illustration:  map of the United States separated into regions]

WESTERN
American Funds Service Company
P.O. Box 2205
Brea, CA 92822-2205

WEST CENTRAL
American Funds Service Company
P.O. Box 659522
San Antonio, TX 78265-9522

EAST CENTRAL
American Funds Service Company
P.O. Box 6007
Indianapolis, IN 46206-6007

EASTERN
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Please obtain the applicable prospectuses from your financial adviser or our Web site and read them carefully before investing or sending money. American Funds reserves the right to terminate or modify these services.


THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

BOARD OF TRUSTEES

AMBASSADOR RICHARD G. CAPEN, JR.
Rancho Santa Fe, California
Corporate director and author;
former United States Ambassador to Spain;
former Vice Chairman of the Board, Knight-Ridder, Inc.;
former Chairman of the Board and Publisher, The Miami Herald

H. FREDERICK CHRISTIE
Rolling Hills Estates, California
Private investor; former President and Chief Executive Officer,
The Mission Group; former President, Southern California Edison Company

DON R. CONLAN, South Pasadena, California
President (retired), The Capital Group Companies, Inc.

DIANE C. CREEL, Long Beach, California
President and Chief Executive Officer,
The Earth Technology Corporation
(international consulting engineering)

MARTIN FENTON, San Diego, California
Managing Director, Senior Resource Group, LLC
(development and management of senior living communities)

LEONARD R. FULLER, Marina del Rey, California
President, Fuller Consulting (financial management consulting firm)

ABNER D. GOLDSTINE, Los Angeles, California
President of the funds
Senior Vice President and Director,
Capital Research and Management Company

PAUL G. HAAGA, JR., Los Angeles, California
Chairman of the Boards
Executive Vice President and Director,
Capital Research and Management Company

HERBERT HOOVER III, San Marino, California
The Tax-Exempt Money Fund of America
Private investor

RICHARD G. NEWMAN, Los Angeles, California
Chairman of the Board, President and Chief
Executive Officer, AECOM Technology Corporation
(architectural engineering)

FRANK M. SANCHEZ, Los Angeles, California
Chairman of the Board and Chief Executive Officer,
The Sanchez Family Corporation dba McDonald's Restaurants (McDonald's licensee)

HERBERT HOOVER III, a Trustee of The Cash Management Trust of America since 1977 and The U.S. Treasury Money Fund of America since 1991, has retired. (He remains a Trustee of The Tax-Exempt Money Fund of America.) The Trustees thank him for his many contributions to the funds.


OTHER OFFICERS

NEIL L. LANGBERG, Los Angeles, California
Senior Vice President,
The Tax-Exempt Money Fund of America
Vice President - Investment Management Group,
Capital Research and Management Company

TERESA S. COOK, Los Angeles, California
Vice President,
The Cash Management Trust of America and
The U.S. Treasury Money Fund of America
Senior Vice President - Investment Management Group,
Capital Research and Management Company

MICHAEL J. DOWNER, Los Angeles, California
Vice President of the funds
Senior Vice President - Fund Business Management Group,
Capital Research and Management Company

KAREN F. HALL, Los Angeles, California
Assistant Vice President,
The Cash Management Trust of America and
The U.S. Treasury Money Fund of America
Vice President - Investment Management Group,
Capital Research and Management Company

JULIE F. WILLIAMS, Los Angeles, California
Secretary of the funds
Vice President - Fund Business Management Group,
Capital Research and Management Company

ANTHONY W. HYNES, Jr., Brea, California
Treasurer of the funds
Vice President - Fund Business Management Group,
Capital Research and Management Company

KIMBERLY S. VERDICK, Los Angeles, California
Assistant Secretary of the funds
Assistant Vice President - Fund Business Management Group,
Capital Research and Management Company

TODD L. MILLER, Brea, California
Assistant Treasurer of the funds
Assistant Vice President - Fund Business Management Group,
Capital Research and Management Company

OFFICES OF THE FUNDS AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND
MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR
SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522

San Antonio, Texas 78265-9522
P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
400 South Hope Street
Los Angeles, California 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after December 31, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA CD/GRS/4391
Lit. No. MMF-011-1199

[The American Funds Group(r)]

PREPARING FOR THE YEAR 2000

The fund's key service providers-Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - have updated all computer systems to process date-related information properly following the turn of the century. Other preparations continue, including external monitoring and contingency planning. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

For information about your account or any of the funds' services, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180, or visit www.americanfunds.com on the World Wide Web.